Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Textron Inc.(a)	32,534	$1,472,489

Airlines — 2.4%
Delta Air Lines Inc.	90,650	3,441,074
Southwest Airlines Co.	83,904	3,686,742
United Airlines Holdings Inc.(b)	41,600	1,663,584
		8,791,400
Auto Components — 1.0%
Autoliv Inc.	11,173	991,157
BorgWarner Inc.	34,757	1,459,446
Lear Corp.	7,766	1,170,802
		3,621,405
Automobiles — 1.6%
Ford Motor Co.	555,440	5,848,783

Banks — 3.8%
Citizens Financial Group Inc.	60,706	2,212,127
Fifth Third Bancorp.	101,266	2,929,625
Huntington Bancshares Inc./OH	144,605	1,912,401
KeyCorp.	138,801	2,340,185
M&T Bank Corp.	18,236	2,415,723
Regions Financial Corp.	136,522	2,322,239
		14,132,300
Beverages — 0.4%
Molson Coors Beverage Co., Class B	26,744	1,341,479

Building Products — 2.9%
Carrier Global Corp.	115,803	4,458,416
Johnson Controls International PLC	102,900	5,126,478
Owens Corning	15,385	1,193,876
		10,778,770
Capital Markets — 2.5%
Carlyle Group Inc. (The)	16,571	534,746
Franklin Resources Inc.	38,732	1,018,264
Northern Trust Corp.	29,584	2,638,597
Raymond James Financial Inc.	17,323	1,731,088
State Street Corp.	50,148	3,510,360
		9,433,055
Chemicals — 4.0%
Celanese Corp.	16,616	2,029,644
CF Industries Holdings Inc.	30,407	1,258,242
Corteva Inc.	105,900	4,221,174
Eastman Chemical Co.	19,256	1,893,828
International Flavors & Fragrances Inc.(a)	15,200	1,708,176
LyondellBasell Industries NV, Class A	36,547	3,134,271
Westlake Chemical Corp.	4,907	375,189
		14,620,524
Communications Equipment — 0.3%
Juniper Networks Inc.	46,870	1,144,565

Construction & Engineering — 0.8%
AECOM(b)	21,430	1,073,643
Jacobs Engineering Group Inc.	18,425	1,860,188
		2,933,831
Consumer Finance — 2.2%
Ally Financial Inc.	53,141	2,010,855
Discover Financial Services	43,567	3,639,587

Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	77,175	$2,596,939
		8,247,381
Containers & Packaging — 2.8%
Amcor PLC	222,951	2,439,084
Crown Holdings Inc.(b)	19,155	1,726,823
International Paper Co.	55,876	2,811,122
Packaging Corp. of America	13,480	1,812,521
Westrock Co.	37,335	1,546,789
		10,336,339
Distributors — 0.5%
Genuine Parts Co.	20,507	1,925,197

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	56,889	1,409,709

Diversified Telecommunication Services — 0.5%
Lumen Technologies Inc.	140,356	1,737,607

Electric Utilities — 5.3%
Alliant Energy Corp.	35,503	1,727,221
Avangrid Inc.	7,936	367,199
Edison International	53,803	3,129,182
Entergy Corp.	28,462	2,713,282
Evergy Inc.	32,243	1,732,416
FirstEnergy Corp.	77,126	2,372,396
OGE Energy Corp.	28,432	867,745
PG&E Corp.(b)	211,571	2,418,257
Pinnacle West Capital Corp.	16,005	1,204,376
PPL Corp.	109,285	3,023,916
		19,555,990
Electrical Equipment — 0.3%
Sensata Technologies Holding PLC(b)	22,361	1,218,675

Electronic Equipment, Instruments & Components — 1.5%
Corning Inc.	108,600	3,895,482
Flex Ltd.(b)	71,237	1,256,621
SYNNEX Corp.	5,861	478,375
		5,630,478
Energy Equipment & Services — 1.8%
Halliburton Co.	125,656	2,215,315
Schlumberger Ltd.	197,869	4,394,671
		6,609,986
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class A(b)	3,642	132,023
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	28,927	1,163,733
		1,295,756
Equity Real Estate Investment Trusts (REITs) — 6.2%
Boston Properties Inc.	20,135	1,837,721
Equity Residential	48,680	3,000,635
Gaming and Leisure Properties Inc.	30,719	1,263,473
Host Hotels & Resorts Inc.	100,259	1,358,509
Iron Mountain Inc.	40,961	1,379,157
Medical Properties Trust Inc.	80,738	1,704,379
Omega Healthcare Investors Inc.	32,267	1,168,711
Simon Property Group Inc.	46,608	4,331,281
Ventas Inc.	53,243	2,452,905
Vornado Realty Trust	22,293	886,370
Welltower Inc.	59,318	3,594,671
		22,977,812

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 3.8%
Kroger Co. (The)	110,066	$3,797,277
Sysco Corp.	72,403	5,177,539
Walgreens Boots Alliance Inc.	102,160	5,133,540
		14,108,356
Food Products — 4.3%
Archer-Daniels-Midland Co.	79,087	3,955,141
Bunge Ltd.	19,850	1,298,984
Campbell Soup Co.	28,787	1,384,943
Conagra Brands Inc.	69,441	2,402,659
JM Smucker Co. (The)	16,218	1,887,937
Kellogg Co.	36,154	2,130,917
Tyson Foods Inc., Class A	41,808	2,688,672
		15,749,253
Gas Utilities — 0.3%
UGI Corp.	29,626	1,066,240

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings Inc.	29,463	4,527,579

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	20,904	2,178,197
Cardinal Health Inc.	41,709	2,241,024
Henry Schein Inc.(b)	20,295	1,336,426
Laboratory Corp. of America Holdings(b)	13,844	3,169,030
McKesson Corp.	22,823	3,981,929
		12,906,606
Hotels, Restaurants & Leisure — 2.9%
Aramark	35,982	1,233,823
Caesars Entertainment Inc.(b)	29,605	2,083,896
Carnival Corp.	105,714	1,973,680
Penn National Gaming Inc.(a)(b)	20,975	2,175,527
Royal Caribbean Cruises Ltd.	26,468	1,720,420
Wynn Resorts Ltd.	13,800	1,373,514
		10,560,860
Household Durables — 1.1%
Mohawk Industries Inc.(a)(b)	8,501	1,220,744
Newell Brands Inc.	53,678	1,289,345
Whirlpool Corp.	8,891	1,645,635
		4,155,724
Household Products — 0.1%
Reynolds Consumer Products Inc.	7,684	230,520

Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The)	94,544	2,305,928
Vistra Corp.	69,528	1,388,474
		3,694,402
Insurance — 10.6%
Aflac Inc.	92,859	4,195,370
Allstate Corp. (The)	43,221	4,632,427
American Financial Group Inc./OH	9,999	941,306
American International Group Inc.	122,460	4,584,902
Cincinnati Financial Corp.	21,269	1,788,510
Everest Re Group Ltd.	5,681	1,199,145
Fidelity National Financial Inc.	41,744	1,515,307
Globe Life Inc.	13,687	1,237,168
Hartford Financial Services Group Inc. (The)	50,934	2,445,851
Lincoln National Corp.	25,824	1,174,734
Loews Corp.	33,211	1,504,126
Markel Corp.(a)(b)	1,958	1,898,242

Security	Shares	Value
Insurance (continued)
Principal Financial Group Inc.	36,317	$1,789,338
Prudential Financial Inc.	56,289	4,406,303
Reinsurance Group of America Inc.	9,657	1,014,468
Travelers Companies Inc. (The)	36,007	4,907,754
		39,234,951
IT Services — 0.4%
Western Union Co. (The)	58,439	1,301,437

Machinery — 2.0%
Snap-on Inc.	7,706	1,387,003
Stanley Black & Decker Inc.	22,774	3,951,061
Westinghouse Air Brake Technologies Corp.	25,431	1,887,235
		7,225,299
Media — 3.8%
Discovery Inc., Class A(b)	22,788	943,879
Discovery Inc., Class C, NVS(b)	41,932	1,468,878
DISH Network Corp., Class A(b)	35,149	1,020,024
Fox Corp., Class A, NVS	47,980	1,496,016
Fox Corp., Class B(b)	21,989	657,251
Interpublic Group of Companies Inc. (The)	55,441	1,334,465
News Corp., Class A, NVS	55,573	1,078,116
News Corp., Class B	17,373	328,002
Omnicom Group Inc.	30,557	1,906,146
ViacomCBS Inc., Class A.	1,474	71,725
ViacomCBS Inc., Class B, NVS	80,309	3,894,987
		14,199,489
Metals & Mining — 0.8%
Nucor Corp.	42,918	2,091,394
Reliance Steel & Aluminum Co.	9,062	1,051,917
		3,143,311
Mortgage Real Estate Investment — 0.8%
AGNC Investment Corp.	77,499	1,208,984
Annaly Capital Management Inc.	198,750	1,613,850
		2,822,834
Multi-Utilities — 4.4%
Ameren Corp.	35,139	2,555,308
CenterPoint Energy Inc.	77,443	1,633,273
Consolidated Edison Inc.	48,630	3,442,031
DTE Energy Co.	27,514	3,266,462
NiSource Inc.	54,471	1,206,533
Public Service Enterprise Group Inc.	71,903	4,057,486
		16,161,093
Multiline Retail — 0.9%
Dollar Tree Inc.(b)	33,432	3,398,697

Oil, Gas & Consumable Fuels — 8.2%
EOG Resources Inc.	82,924	4,225,807
Hess Corp.	38,847	2,096,961
Kinder Morgan Inc./DE	276,736	3,896,443
Marathon Petroleum Corp.	92,486	3,991,696
Occidental Petroleum Corp.	119,129	2,389,728
ONEOK Inc.	63,169	2,516,021
Phillips 66	62,089	4,209,634
Valero Energy Corp.	57,965	3,270,965
Williams Companies Inc. (The)	172,505	3,662,281
		30,259,536
Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC(b)	7,919	1,231,405
Perrigo Co. PLC	19,401	828,423

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	12,138	$570,607
Viatris Inc.(b)	171,488	2,913,581
		5,544,016
Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp.(b)	58,453	2,016,044

Specialty Retail — 1.5%
Best Buy Co. Inc.	32,759	3,564,834
Gap Inc. (The)(b)	29,242	592,150
L Brands Inc.	33,206	1,353,477
		5,510,461
Technology Hardware, Storage & Peripherals — 4.3%
Dell Technologies Inc., Class C(b)	33,334	2,429,715
Hewlett Packard Enterprise Co.	182,940	2,257,480
HP Inc.	195,235	4,752,020
NetApp Inc.	31,753	2,109,669
Seagate Technology PLC	31,774	2,100,897
Western Digital Corp.	43,247	2,440,428
		16,090,209
Total Common Stocks — 99.8%
(Cost: $332,222,559)		368,970,448

Security	Shares	Value
Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	4,837,763	$4,840,666
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	545,000	545,000
		5,385,666
Total Short-Term Investments — 1.4%
(Cost: $5,384,519)		5,385,666
Total Investments in Securities — 101.2%
(Cost: $337,607,078)		374,356,114
Other Assets, Less Liabilities — (1.2)%		(4,592,253)
Net Assets — 100.0%		$369,763,861

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,269,938	$—		$(2,426,583	)(a)	$5,061	$(7,750)	$4,840,666	4,837,763	$47,729	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	525,000	20,000	(a)	—		—	—	545,000	545,000	573		—
						$5,061	$(7,750)	$5,385,666		$48,302		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	2	03/19/21	$467	$10,435
S&P Select Sector Utilities E-Mini Index	4	03/19/21	251	(1,808)
				$8,627

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap Value ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$368,970,448	$—	$—	$368,970,448
Money Market Funds	5,385,666	—	—	5,385,666
	$374,356,114	$—	$—	$374,356,114
Derivative financial instruments(a)
Assets
Futures Contracts	$10,435	$—	$—	$10,435
Liabilities
Futures Contracts	(1,808)	—	—	(1,808)
	$8,627	$—	$—	$8,627
(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4